Subsequent Events (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 07, 2012 Merced Systems Inc [Member]
Subsequent Event [Line Items]
Payment for acquistion, net	$ 143,377,000	$ 52,267,000	$ 84,926,000	$ 150,000
Cash acquired in acquisition				22,000
Performance Fees				$ 20,000